Prospectus
January 31, 2017,
as supplemented May 3, 2017

ValueShares U.S. Quantitative Value ETF
Ticker Symbol: QVAL

ValueShares International Quantitative Value ETF
Ticker Symbol: IVAL

MomentumShares U.S. Quantitative Momentum ETF
Ticker Symbol: QMOM

MomentumShares International Quantitative Momentum ETF
Ticker Symbol: IMOM

Listed on BATS BZX Exchange, Inc.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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ValueShares U.S. Quantitative Value ETF
Fund Summary

Investment Objective

The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Value Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses:	0.79%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.

The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation, as described below.
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The Index Universe
Construction of the Index begins with the universe of stocks that principally trade on a U.S. exchange. The universe of stocks is screened to eliminate all stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) ($1.9 billion as of December 31, 2016).  Additionally, securities structured as real estate investment trusts, exchange-traded funds (“ETFs”), or American Depositary Receipts, as well as stocks of financial firms are eliminated from the Index. Companies with less than eight years of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, mid- and large-cap stocks.

Forensic Accounting Screens
The second stage of Index construction incorporates proprietary models used to identify and exclude companies at risk for financial distress or financial statement manipulation. The models used by the Index evaluate specific accounting metrics related to the use of accruals (the difference between net income and cash from operations) to identify accounting practices that may mask the poor quality of a company’s cash flows. The models also use statistical techniques to identify companies with the highest likelihood of having previously manipulated their financial statements.

Valuation Screens
The third stage of Index construction employs a value-driven approach to identify the cheapest 10% of companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). The companies not in the cheapest 10% are eliminated from the Index. The proprietary metric was developed based on an analysis of a variety of value-oriented measures such as price-to-earnings, the enterprise multiple, free cash flow yield, gross profit yield, and price-to-book.

Quality Screens
The fourth stage of Index construction seeks to identify which of the remaining companies has (i) a sustainable competitive advantage and (ii) a strong current financial position with operational momentum. A company’s competitive advantage is identified using averages calculated over the past eight years for long-term free cash flow generation, long-term returns on capital, and long-term margin characteristics. The strength of a company’s financial position and operational momentum are evaluated using metrics across three categories – current profitability, stability, and recent operational improvements – to generate a simple score between 0 and 10 that can be used to compare companies to each other. These quality screens, along with a screen to eliminate companies not meeting certain liquidity thresholds, generally eliminate approximately 40% of the remaining Index constituents.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted quarterly in March, June, September, and December.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

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The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund

Principal Risks

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Value Style Investing Risk.  A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies.  Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

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Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

High Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.valueshares.com or by calling the Fund at (215) 882-9983.
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Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.19% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -12.38% (quarter ended September 30, 2015).

Average Annual Total Returns
(for periods ended December 31, 2016)
	1 Year	Since Inception (10/22/14)
Return Before Taxes	13.39%	0.89%
Return After Taxes on Distributions	13.02%	0.58%
Return After Taxes on Distributions and Sale of Shares	7.85%	0.67%
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	17.40%	6.41%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

Performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.

Investment Adviser

Empowered Funds, LLC serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Tao Wang and Yang Xu are the portfolio managers for the Fund and have managed the Fund since its inception in 2014.

For important information about the purchase and sale of shares, tax information, and information about purchases through broker-dealers and other financial intermediaries, please refer to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 23 of the Prospectus.

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ValueShares International Quantitative Value ETF
Fund Summary

Investment Objective

The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Value Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses:	0.79%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.

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The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40–50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation, as described below.

The Index Universe
Construction of the Index begins with the universe of stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. The universe of stocks is screened to eliminate all stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) ($1.9 billion as of December 31, 2016). Additionally, securities structured as real estate investment trusts or exchange-traded funds (“ETFs”), as well as stocks of financial firms are eliminated from the Index. Companies with less than 12 months of financial data available are also eliminated from the Index.  The resulting universe is expected to be composed primarily of highly liquid, mid- and large-cap stocks.

Forensic Accounting Screens
The second stage of Index construction incorporates proprietary models that evaluate specific accounting metrics related to the use of accruals (the difference between net income and cash from operations) to identify accounting practices that may mask the poor quality of a company’s cash flows.

Valuation Screens
The third stage of Index construction employs a value-driven approach to identify the cheapest 10% of companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). The companies not in the cheapest 10% are eliminated from the Index. The proprietary metric was developed based on an analysis of a variety of value-oriented measures such as price-to-earnings, the enterprise multiple, free cash flow yield, gross profit yield, and price-to-book.

Quality Screens
The fourth stage of Index construction seeks to identify which of the remaining companies has a strong current financial position with operational momentum. The strength of a company’s financial position and operational momentum are evaluated using metrics across three categories – current profitability, stability, and recent operational improvements – to generate a simple score between 0 and 10 that can be used to compare companies to each other. These quality screens, along with a screen to eliminate companies not meeting certain liquidity thresholds, generally eliminate approximately 40% of the remaining Index constituents.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted semi-annually in each June and December.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

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The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks

An investment in the Fund involves risks, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

•
Risks Related to Investing in Australia: To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

•
Risks Related to Investing in Europe: To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

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•
Risks Related to Investing in Japan: As of December 31, 2016, a significant portion of the Fund’s assets was invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Value Style Investing Risk.  A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or the markets favor faster-growing companies.  Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

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Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

High Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.valueshares.com or by calling the Fund at (215) 882‑9983.
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Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.08% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -12.26% (quarter ended September 30, 2015).

Average Annual Total Returns
(for periods ended December 31, 2016)
	1 Year	Since Inception (12/17/14)
Return Before Taxes	9.01%	3.46%
Return After Taxes on Distributions	8.65%	3.15%
Return After Taxes on Distributions and Sale of Shares	5.69%	2.80%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	5.02%	0.33%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.

Investment Adviser

Empowered Funds, LLC serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Tao Wang and Yang Xu are the portfolio managers for the Fund and have managed the Fund since its inception in 2014.

For important information about the purchase and sale of Shares, tax information, and information about purchases through broker-dealers and other financial intermediaries, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 23 of the Prospectus.

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MomentumShares U.S. Quantitative Momentum ETF
Fund Summary

Investment Objective

The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Momentum Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses:	0.79%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.

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The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Index Universe
Construction of the Index begins with the universe of stocks that principally trade on a U.S. exchange. The universe of stocks is screened to eliminate all stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) ($1.9 billion as of December 31, 2016).  Additionally, securities structured as real estate investment trusts, exchange-traded funds (“ETFs”), or American Depositary Receipts are eliminated from the Index. Companies with less than 12 months of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, mid- and large-cap stocks.

Generic Momentum Screen
The second stage of Index construction screens the universe of companies to identify the 10% with the highest cumulative return for the past 12 months, excluding the last (12th) month and eliminating the rest of the universe.

Quality of Momentum Screen
The third stage of Index construction employs a momentum quality screen to identify which of the remaining companies has experienced the most consistent positive returns, as opposed to short-lived success during the 12-month period measured above. This screen measures the number of days during the 12-month period measured above for which a company’s returns were positive or negative. This quality screen, along with a screen to eliminate companies not meeting certain liquidity thresholds, generally eliminates approximately 50% of the remaining Index constituents.

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each February, May, August, and November, one month ahead of each calendar quarter-end.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

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The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Momentum Style Risk.  Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

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Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

High Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.momentumshares.com or by calling the Fund at (215) 882-9983.
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Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 4.53% (quarter ended June 30, 2016) and the Fund’s lowest return for a calendar quarter was -4.02% (quarter ended March 31, 2016).

Average Annual Total Returns
(for periods ended December 31, 2016)
	1 Year	Since Inception (12/2/15)
Return Before Taxes	5.14%	-1.01%
Return After Taxes on Distributions	5.06%	-1.08%
Return After Taxes on Distributions and Sale of Shares	2.98%	-0.77%
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	6.89%	3.78%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.

Investment Adviser

Empowered Funds, LLC serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Tao Wang and Yang Xu are the portfolio managers for the Fund and have managed the Fund since its inception in 2015.

For important information about the purchase and sale of Shares, tax information, and information about purchases through broker-dealers and other financial intermediaries, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 23 of the Prospectus.

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MomentumShares International Quantitative Momentum ETF
Fund Summary

Investment Objective

The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Momentum Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses:	0.79%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.

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The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Index Universe
Construction of the Index begins with the universe of stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. The universe of stocks is screened to eliminate all stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) ($1.9 billion as of December 31, 2016). Additionally, securities structured as real estate investment trusts or exchange-traded funds (“ETFs”) are eliminated from the Index. Companies with less than 12 months of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, mid- and large-cap stocks.

Generic Momentum Screen
The second stage of Index construction screens the universe of companies to identify the 10% with the highest cumulative return for the past 12 months, excluding the last (12th) month and eliminating the rest of the universe.

Quality of Momentum Screen
The third stage of Index construction employs a momentum quality screen to identify which of the remaining companies has experienced the most consistent positive returns, as opposed to short-lived success during the 12-month period measured above. This screen measures the number of days during the 12-month period measured above for which a company’s returns were positive or negative. This quality screen, along with a screen to eliminate companies not meeting certain liquidity thresholds, generally eliminates approximately 50% of the remaining Index constituents.

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each February, May, August, and November, one month ahead of each calendar quarter-end.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

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The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks

An investment in the Fund involves risks, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

•
Risks Related to Investing in Australia: To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

•
Risks Related to Investing in Europe: To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

•
Risks Related to Investing in Japan: As of December 31, 2016, a significant portion of the Fund’s assets was invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

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Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Momentum Style Risk.  Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status).  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

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Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

High Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.momentumshares.com or by calling the Fund at (215) 882-9983.
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Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.19% (quarter ended June 30, 2016) and the Fund’s lowest return for a calendar quarter was -11.41% (quarter ended December 31, 2016).

Average Annual Total Returns
(for periods ended December 31, 2016)
	1 Year	Since Inception (12/23/15)
Return Before Taxes	-9.72%	-7.72%
Return After Taxes on Distributions	-9.75%	-7.75%
Return After Taxes on Distributions and Sale of Shares	-5.33%	-5.79%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-3.05%	-1.38%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.

Investment Adviser

Empowered Funds, LLC serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Tao Wang and Yang Xu are the portfolio managers for the Fund and have managed the Fund since its inception in 2015.

For important information about the purchase and sale of Shares, tax information, and information about purchases through broker-dealers and other financial intermediaries, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 23 of the Prospectus.

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Summary Information about Purchases, Sales, Taxes, and
 Financial Intermediary Compensation

Purchase And Sale Of Fund Shares

Each Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units.  Creation Units generally are issued and redeemed ‘in-kind’ for securities, but may also be issued and redeemed for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Funds’ shares are not redeemable securities.

Tax Information

The Funds’ distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless your investment is in an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

Purchases Through Broker-Dealers And Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the applicable Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About The Funds

How are the Funds Different from Mutual Funds?

Redeemability.  Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day.  Shares of the Funds, by contrast, cannot be purchased from or redeemed with the Funds except by or through APs (typically, broker-dealers), and then principally for an in-kind basket of securities (and a limited cash amount) or cash amount.  In addition, the Funds issue and redeem Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”

Exchange Listing.  Unlike mutual fund shares, Shares will be listed for trading on the Exchange.  Investors can purchase and sell Shares on the secondary market through a broker.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of a Fund’s portfolio holdings.  The market price of Shares may differ from the NAV of a Fund.  The difference between market price of Shares and the NAV of a Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment.  Shares have been designed to be tax-efficient.  Specifically, their in-kind creation and redemption feature has been designed to protect Fund shareholders from adverse tax consequences applicable to registered investment companies as a result of cash transactions in the registered investment company’s shares, including cash redemptions.  Nevertheless, to the extent redemptions from the Funds are paid in cash, the Funds may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to generate the cash to satisfy the redemption.

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Transparency.  Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Premium/Discount Information.  Information about the premiums and discounts at which the Funds’ Shares have traded is available at www.valueshares.com for the ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF (the “ValueShares ETFs”) and www.momentumshares.com for the MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF (the “MomentumShares ETFs”).

Additional Information about the Indexes

Each Index was developed by Messrs. Wesley R. Gray and John Vogel of the Adviser.

Wesley R. Gray, Ph.D., is the founder and Executive Managing Member of the Adviser, which he founded in 2014, and Alpha Architect, which he founded in 2010. Dr. Gray has published four books: Embedded: A Marine Corps Adviser Inside the Iraqi Army, Quantitative Value: A Practitioner’s Guide to Automating Intelligent Investment and Eliminating Behavioral Errors, DIY Financial Advisor: A simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. Since 2010, Dr. Gray has served as a finance professor at Drexel University’s LeBow College of Business. In 2010, Dr. Gray received a Ph.D./M.B.A. in Finance from the University of Chicago Booth School of Business. From 2004 through 2008, Dr. Gray was a Ground Intelligence Officer in the United States Marine Corps, attaining the rank of captain. Dr. Gray graduated magna cum laude with a B.S. from the Wharton School of the University of Pennsylvania. Dr. Gray holds the Series 65 and 3 licenses.

John Vogel, Ph.D., has been a Managing Member of Alpha Architect since 2012 where he serves as the CFO, heads the research department and assists in business development and operations. Dr. Vogel conducts research in empirical asset pricing and behavioral finance, and is a co-author of DIY Financial Advisor: A Simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. His academic experience involves being an instructor and research assistant at Drexel University from September 2006 until March 2014 in both the Finance and Mathematics departments as well as a finance professor at Villanova University since January 2015. Dr. Vogel received a Ph.D. in Finance from Drexel University. He has a M.S. in Mathematics from Drexel University, and graduated summa cum laude with a B.S. in Mathematics and Education from The University of Scranton. Dr. Vogel holds the Series 65 license.

The Adviser has retained an unaffiliated third party, Solactive, AG (the “Calculation Agent”), to calculate each Index. The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate each Index on a daily basis.  The Adviser has implemented procedures to separate personnel who are responsible for the maintenance of the Indices from those personnel responsible for trading on the Funds’ accounts.  The Adviser has also established policies and procedures designed to prevent nonpublic information about pending changes to an Index from being used or disseminated in an improper manner.

The Adviser will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with the applicable rules-based methodology.

Additional Information about the Funds’ Investment Objectives and Strategies

Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders prior written notice to shareholders.

ValueShares U.S. Quantitative Value ETF.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of U.S. companies.  The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company organized outside of the United States (a) that is included in the S&P 500® Index, (b) that has its headquarters or principal location of operations in the United States, (c) whose primary listing is on a securities exchange or market in the United States, or (d) that derives a majority of its revenues in the United States.

ValueShares International Quantitative Value ETF.

Under normal circumstances, the Fund will invest at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of international companies and their depositary receipts.

For purposes of the Fund’s 65% policy, securities of international companies include the securities of any company (a) that is organized outside of the United States, (b) that is included in the MSCI EAFE Index, (c) that has its headquarters or principal location of operations in a country outside of the United States, (d) whose primary listing is on a securities exchange or market outside of the United States, or (e) that derives a majority of its revenues outside of the United States.

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MomentumShares U.S. Quantitative Momentum ETF.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of U.S. companies.  The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company organized outside of the United States (a) that is included in the S&P 500® Index, (b) that has its headquarters or principal location of operations in the United States, (c) whose primary listing is on a securities exchange or market in the United States, or (d) that derives a majority of its revenues in the United States.

MomentumShares International Quantitative Momentum ETF.

Under normal circumstances, the Fund will invest at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of international companies and their depositary receipts.

For purposes of the Fund’s 65% policy, securities of international companies include the securities of any company (a) that is organized outside of the United States, (b) that is included in the MSCI EAFE Index, (c) that has its headquarters or principal location of operations in a country outside of the United States, (d) whose primary listing is on a securities exchange or market outside of the United States, or (e) that derives a majority of its revenues outside of the United States.

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Additional Information about the Funds’ Risks

The table below provides additional information about the risks of investing in each Fund, including the principal risks identified under “Principal Risks” in each Fund Summary.  Following the table, each risk is explained.

Risks	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Principal Risks
Foreign Investment Risk		X		X
Value Style Investing Risk	X	X
Momentum Style Risk			X	X
Quantitative Security Selection Risk	X	X	X	X
Passive Investment Risk	X	X	X	X
Tracking Error Risk	X	X	X	X
Equity Investing Risk	X	X	X	X
Investment Risk	X	X	X	X
Premium-Discount Risk	X	X	X	X
Secondary Market Trading Risk	X	X	X	X
Small and Medium Capitalization Company Risk	X	X	X	X
Trading Risk	X	X	X	X
Non-Diversification Risk	X	X	X	X
High Portfolio Turnover Risk	X	X	X	X
APs, Market Makers and Liquidity Providers Concentration Risk	X	X	X	X

Foreign Investment Risk.  The ValueShares International Quantitative Value ETF and MomentumShares International Quantitative Momentum ETF may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as a Fund). Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of a Fund, and may cause a Fund to decline in value.

Depositary Receipt Risk. A Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs and GDRs.  ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. In general, ADRs must be sponsored, but a Fund may invest in unsponsored ADRs under certain limited circumstances. It is expected that not more than 10% of the net assets of a Fund will be invested in unsponsored ADRs.  A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Currency Risk. Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of a Fund and the price of a Fund’s Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

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Political and Economic Risk. A Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Risks Related to Investing in Australia. Investment in Australian issuers may subject a Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore, and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. The agricultural and mining sectors of Australia’s economy account for the majority of its exports. Australia is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any negative changes in these sectors could have an adverse impact on the Australian economy.

Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of a Fund’s Australian securities.

Risks Related to Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the European Union (“EU”) are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy, and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. For some countries, the ability to repay sovereign debt is in question, and the possibility of default is not unlikely, which could affect their ability to borrow in the future. For example, Greece has been required to impose harsh austerity measures on its population to receive financial aid from the International Monetary Fund and EU member countries. These austerity measures have also led to social uprisings within Greece, as citizens have protested – at times violently – the actions of their government. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the country’s economy in the future. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.

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Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Risks Related to Investing in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Value Style Investing Risk.  A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies.

A Fund’s policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other funds.

Cyclical stocks in which a Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than noncyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Momentum Style Risk.  Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Quantitative Security Selection Risk.  Data for some issuers may be less available and/or less current than data for issuers in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.  The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time.  These changes may not be reflected in the quantitative model.

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Passive Investment Risk. Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Funds invest may underperform returns from the various general securities markets or different asset classes. This may cause the Funds to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Tracking Error Risk. As with all index funds, the performance of each Fund and its respective Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by an Index. In addition, the Funds may not be fully invested in the securities of their respective Index at all times or may hold securities not included in the Index. As a result of legal restrictions or limitations that apply to the Funds but not to the Indexes, the Funds may have less relative short exposure than the Indexes during periods in between each Index’s quarterly reconstitutions. Such differences in short exposure may cause the performance of each Fund and its respective Index to differ from each other.

Equity Investing Risk.  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.  Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Investment Risk.  As with all investments, an investment in a Fund is subject to investment risk.  Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Premium-Discount Risk.  The Shares may trade above or below their NAV.  The NAV of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange and other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading in Shares.  The Adviser cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund.  However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and a Fund’s portfolio holdings are fully disclosed on a daily basis, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

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Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.  In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price).  This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.”  The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity.  Further, increased market volatility may cause increased bid/ask spreads.

Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Mid-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%).  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.  In stressed market conditions, the liquidity of a Fund’s Shares may begin to mirror the liquidity of the applicable Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from their NAV.

Non-Diversification Risk.  A Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified portfolio might be, which may result in greater fluctuation in the value of the Fund’s shares and to a greater risk of loss.

High Portfolio Turnover Risk.  A Fund’s investment strategy may from time to time result in higher turnover rates. This may increase a Fund’s brokerage commission costs. The performance of a Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

APs, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Fund Management

Empowered Funds, LLC acts as each Fund’s investment adviser.  The Adviser is located at 213 Foxcroft Road, Broomall, PA 19008 and is owned by Alpha Architect LLC.  The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services solely to the Funds.  The Adviser was founded in October 2013.

The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies and restrictions.  The Adviser continuously reviews, supervises and administers the Funds’ investment programs.  Pursuant to the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser, for the most recent fiscal year, each Fund paid the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
ValueShares U.S. Quantitative Value ETF	0.79%
ValueShares International Quantitative Value ETF	0.79%
MomentumShares U.S. Quantitative Momentum ETF	0.79%
MomentumShares International Quantitative Momentum ETF	0.79%

The Adviser bears all of its own costs associated with providing these advisory services and all expenses of the Funds, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses.  The Advisory Agreement for a Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.

Portfolio Managers

Messrs. Wesley R. Gray, John Vogel, Tao Wang and Yang Xu are the portfolio managers responsible for the day-to-day management of the Funds.

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Tao Wang has been portfolio manager of each Fund since its inception. Mr. Wang has been a Managing Member of the Adviser and Alpha Architect since September 2013, where he heads the trading department and assists in quantitative research. His recent research focuses on long/short commodity strategies, volatility index arbitrage and tactical asset allocation. Mr. Wang has a M.S. in Finance from Drexel University, and graduated with a B.A. in Economic Journalism and B.L. in International Business Law from Shanghai University of Finance & Economics. He has also passed all three CFA exams. His prior working experience includes time as a Summer Analyst Intern at CITIC Securities from June 2011 to September 2011 and as a Part-time Assistant at Bain Capital from March to August 2010. Mr. Wang holds the Series 65 and 3 licenses.

Yang Xu has been portfolio manager of each Fund since its inception. Mr. Xu is also a Managing Member of the Adviser and Alpha Architect. From 2012 through May 2014, Mr. Xu was a Principal Data Analyst with Capital One Financial Corp. From 2011 through 2012, Mr. Xu was a Quantitative Analyst at Alpha Architect. Mr. Xu earned an M.S. in Finance from Drexel University in 2011. Prior to attending Drexel University, Mr. Xu was a student at the University of International Business and Economics in Beijing, China, where he earned a B.A. in Economics in 2009.  Mr. Xu holds the Series 65 and 3 licenses.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds and their compensation.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Semi-Annual Report for the fiscal period ended March 31, 2016.

Other Service Providers

Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined below) for the Funds on an agency basis.  The Distributor does not maintain a secondary market in Shares.

U.S. Bancorp Fund Services, LLC is the administrator, fund accountant and transfer agent for the Funds.

U.S. Bank National Association is the custodian for the Funds.

Pellegrino, LLC, 4 East Cherry Street, Wenonah, NJ 08090, serves as legal counsel to the Funds.

Spicer Jeffries, 5251 S. Quebec St., Suite 200, Greenwood Village, CO 80111, serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

The Exchange

Shares of the Funds are not sponsored, endorsed or promoted by the Exchange.  The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable.  The Exchange has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing or trading of the Shares of the Funds.  Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of suc h damages.

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Buying and Selling Fund Shares

Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units of 50,000 Shares.  Creation Units are issued and redeemed for cash and/or in-kind for securities.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares.  It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds.  APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units.  Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares.  Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares.  The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares.  Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Shares of each of the Funds will be listed on the Exchange under the following symbols:

Fund	Trading Symbol
ValueShares U.S. Quantitative Value ETF	QVAL
ValueShares International Quantitative Value ETF	IVAL
MomentumShares U.S. Quantitative Momentum ETF	QMOM
MomentumShares International Quantitative Momentum ETF	IMOM

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry.  Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants.  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

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Share Trading Prices.  The trading prices of a Fund’s Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering.  The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act.  For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”).  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has evaluated the risks of market timing activities by the Funds’ shareholders.  The Board noted that the Funds’ Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market.  Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains.  With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades.  To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a rebalance of a Fund’s underlying index), such trades may benefit Fund shareholders by increasing the tax efficiency of a Fund.  The Board also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV.  The Funds also employ fair valuation pricing to minimize potential dilution from market timing.  In addition, the Funds may impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades.  Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

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Distribution and Service Plan

Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, a Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”).  As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board.  In the event 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

Net Asset Value

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

• Taking the current market value of its total assets,
• Subtracting any liabilities, and
• Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.  Equity securities not listed on an exchange or national securities market are valued at the last reported sale price. Equity securities in which there was no last reported sale price will be valued at the most recent bid price.

If a market price is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.  In addition, a Fund may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Foreign exchanges typically close before the time at which Share prices are calculated, and may be closed altogether on some days when a Fund is open. Such significant events affecting a foreign security, in the event a Fund holds foreign securities, may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. If a Fund holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent a Fund has holdings of foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

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The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by a Fund.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ValueShares ETFs at www.valueshares.com and a website for the MomentumShares ETFs at www.momentumshares.com.  Among other things, these websites include this Prospectus and the SAI, and will include the Funds’ holdings, the Funds’ last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.valueshares.com with respect to the ValueShares ETFs and www.momentumshares.com with respect to the MomentumShares ETFs.  A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Investments by Other Investment Companies

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC.  The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of each Fund beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment.  Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Distributions, and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,
• You sell your Shares listed on the Exchange, and
• You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Avoid “Buying a Dividend.” At the time you purchase Shares of your Fund, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Foreign Tax Credits. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.
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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Baker Tilly Virchow Krause, LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 2016

									Ratios to Average Net Assets
Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution[6]	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[4]

ValueShares U.S. Quantitative Value ETF
Year ended September 30, 2016
$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	1.46%	74%

October 22, 2014[5] to September 30, 2015
$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	1.17%	69%

ValueShares International Quantitative Value ETF
Year ended September 30, 2016
$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	1.95%	119%

December 17, 2014[5] to September 30, 2015
$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	2.67%	33%

MomentumShares U.S. Quantitative Momentum ETF
December 2, 2015[5] to September 30, 2016
$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.28%	213%

MomentumShares International Quantitative Momentum ETF
December 23, 2015[5] to September 30, 2016
$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.93%	217%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[5]	Commencement of operations.
[6]	MomentumShares International Quantitative Momentum ETF paid a return of capital of less than $.005.

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If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds will be in their annual and semi-annual reports to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year.

Statement of Additional Information

The SAI dated January 31, 2017, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	(215) 882-9983
Write:	213 Foxcroft Road
Broomall, PA 19008
Visit:	www.valueshares.com with respect to the ValueShares ETFs
www.momentumshares.com with respect to the MomentumShares ETFs

Information Provided by the Securities and Exchange Commission

Information about the Funds, including their reports and the SAI, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22961.
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